STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	6 Months Ended	12 Months Ended					6 Months Ended		5 Months Ended
	Aug. 31, 2013	Feb. 28, 2013	Feb. 28, 2012	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2013 Hipcricket	Aug. 31, 2013 Director [Member]	Aug. 31, 2013 Consultant [Member[	Aug. 31, 2013 Legal Counsel [Member]
Shares of common stock, shares		35,100,000		9,400,000		9,200,000
Shares of common stock two public offerings		22,000,000
Shares of common stock for option and warrant exercises		1,600,000
Common stock to legal counsel		500,000
Shares of common stock, value		$ 18,500,000
Common stock issued pursuant to compensation plan	1,563,264	4,438,272	6,203,229		2,961,687		133,800
Shares issued for services		662,611			3,664,535			50,000	500,000